Summary of Basic and Diluted Earnings Per Share (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Weighted average number of shares used in basic earnings per share	20,528,803	18,598,414
Weighted average number of shares used in diluted earnings per share	20,528,803	18,598,414